Acquisitions & Divestitures - Sale of Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Divestitures
Proceeds from disposition of property, plant and equipment/other		$ 121	$ 557	$ 321
Disposal Group, Disposed of by Sale, Not Discontinued Operations | QRadar SaaS
Divestitures
Consideration	$ 500
Proceeds from disposition of property, plant and equipment/other	437
Changes in operating assets and liabilities, net of acquisitions/divestitures	$ 63
Gain (loss) on disposition of assets			$ 349